ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	As of December 31,
	2016	2017
	US$	US$

Accounts receivable	1,645,237	3,295,818
Less: allowance for doubtful accounts	-	-
	1,645,237	3,295,818